Share-Based Payment Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) yr shares $ / shares	Dec. 31, 2022 USD ($) shares yr $ / shares	Dec. 31, 2021 USD ($) shares yr $ / shares	Feb. 09, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share exchange ratio				0.071679
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based number of shares authorized for issuance	337,225,866	337,225,866
Share based compensation by share based award term of stock options | yr	6.25	6.078	6.078
Weighted average remaining contractual life of outstanding share options	6 years 3 months	7 years 4 months 24 days	8 years 2 months 12 days
Weighted average fair value per share of share options granted | $ / shares	$ 7.13	$ 0.2035	$ 2.28
Share based compensation by share based award number of options excercised during the period		8,552,187	6,511,135
Two Thousand and Sixteen Plan [Member] | Restricted Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Notice period threshold post termination of employment repurchase option	60 days
Allocated share based compensation | $	$ 0	$ 39,000	$ 7,000
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based vesting period	48 months
Share based compensation by share based award initial vesting percentage	25.00%
Share based compensation by share based award remaining vesting period	36 months
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, granted | $ / shares	$ 0.003
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, granted | $ / shares	$ 0.01
Two Thousand and Sixteen Plan [Member] | Milestone Based Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options vested during the period	496,752	0	0
Two Thousand and Sixteen Plan [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr	10
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting period minimum	24 months
Share based compensation by share based award vesting period Maximum	48 months
Share based compensation by share based award initial vesting percentage one	50.00%
Share based compensation by share based award initial vesting percentage two	25.00%
Share based compensation by share based award remaining vesting period minimum	12 months
Share based compensation by share based award remaning vesting period maximum	36 months
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member] | Dr Yu [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of options excercised during the period	853,575	853,575	853,575
Share based compensation by share based award unvested early exercised share options outstanding	0	0	429,490
Exchange Ratio of 0.071679 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per share of share options granted | $ / shares		$ 0.2035	$ 0.16337
Share exchange ratio	0.071679
Share based compensation by share based award number of options excercised during the period	(62,443)	(613,012)	(466,712)
Two Thousand Sixteen and Two Thousand Twenty Three Plan [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | $	$ 12,685	$ 3,543	$ 8,115
Allocated share based compensation consulting fees | $	$ 19	$ 27	$ 129